Auditor fees (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Auditor fees
Audit of the financial statements	€ 10
Other audit engagements	0
Assurance engagements related to sustainability reporting	1
Total	11
KPMG Accountants N.V.
Auditor fees
Audit of the financial statements	6
Other audit engagements	0
Assurance engagements related to sustainability reporting	1
Total	7
Other KPMG network
Auditor fees
Audit of the financial statements	4
Total	€ 4